Investments in Companies Accounted for at Equity - Schedule of Group's Investments in Companies Accounted for at Equity (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Group's Investments in Companies Accounted for at Equity [Abstract]
TSG (Joint venture)	$ 20,453	$ 18,998
Other Investments accounted for at equity	17,185
Other investments held by subsidiaries	1,558	1,798
Total	$ 39,196	$ 20,796